Financial instruments and related disclosures - Additional Information (Detail) shares in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2017 GBP (£) shares	Dec. 12, 2017 GBP (£)	Dec. 31, 2016 GBP (£) shares	Dec. 31, 2015 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Amount of borrowings repayable within one year	£ 13,178,000,000		£ 13,804,000,000	£ 10,727,000,000			£ 14,377,000,000
Non-controlling interests	3,557,000,000		3,839,000,000
Total capital	16,700,000,000
Short-term finance through issuance of commercial paper	529,000,000		1,094,000,000
Maximum exposure to credit risk	9,988,000,000		£ 11,002,000,000
Bank balances and deposits held with counter parties | shares			2,583
Group trade receivables due from three largest US wholesalers	4,672,000,000		£ 4,615,000,000
Carrying value of shares held by trust under employee share ownership plan	400,000,000		286,000,000
Fair value of shares held by trust under employee share ownership plan	882,000,000		667,000,000
Treasury shares at cost	5,800,000,000		6,451,000,000
Remeasurement through income statement	(961,000,000)		(2,281,000,000)	(1,986,000,000)
Net gains recognised in other comprehensive income	22,000,000		29,000,000
Contingent consideration liabilities	6,172,000,000		5,896,000,000	£ 3,855,000,000			£ 1,724,000,000
Derivative assets			156,000,000
Increase in anticipated contractual cash flows for repayment of debt and debt interest		£ 2,600,000,000
Bonds In A Designated Hedging Relationship [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases	4,315,000,000		3,189,000,000
Foreign Exchange Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Net asset fair value classified as held for trading under IAS 39	15,000,000		34,000,000
Asset classified as held for trading under IAS 39	62,000,000		133,000,000
Liability classified as held for trading under IAS 39	47,000,000		99,000,000
Shionogi ViiV healthcare joint venture [member]
Disclosure of detailed information about financial instruments [line items]
Remeasurement through income statement	909,000,000		2,162,000,000
Novartis [member]
Disclosure of detailed information about financial instruments [line items]
Remeasurement through income statement	53,000,000		152,000,000
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Net losses recognised in the income statement	970,000,000		2,283,000,000
Level 3 [member] | Equity investments [member]
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) on equity investments held	(6,000,000)		21,000,000
Level 3 [member] | Shionogi ViiV healthcare joint venture [member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities	5,542,000,000		5,304,000,000
Level 3 [member] | Novartis [member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities	584,000,000		545,000,000
Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	68,000,000		156,000,000
Increase in contractual cash flows for non-derivative financial liabilities	8,400,000,000
Between one and two years [member]
Disclosure of detailed information about financial instruments [line items]
Decrease in contractual cash flows for non-derivative financial liabilities	8,900,000,000
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Amount of cash held at unrated counter parties	45,000,000
Cash in transit	£ 32,000,000
Bank balances and deposits held with counter parties | shares	1,715
Cash held by subsidiary	£ 1,700,000,000
Derivative assets	£ 68,000,000
Credit risk [member] | Non USA [member]
Disclosure of detailed information about financial instruments [line items]
Number of major customers accounting for more than 5% of trade receivables	0
Credit risk [member] | Nigeria [member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk	£ 7,000,000
Credit risk [member] | Austria [member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk	2,000,000
Credit risk [member] | HDFC bank [member]
Disclosure of detailed information about financial instruments [line items]
Balances or deposits with banks	17,000,000
Credit risk [member] | State Bank of India [member]
Disclosure of detailed information about financial instruments [line items]
Balances or deposits with banks	10,000,000
Credit risk [member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Cash reserves	2,500,000,000
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents and liquid investments	3,900,000,000
Cash and cash equivalents and liquid investments held centrally	2,500,000,000
Short-term finance through issuance of commercial paper	£ 500,000,000				$ 0.7	$ 1.4
Description of contractual committed facilities	The five-year committed facilities were agreed in September 2015 and were extended by one year to 2021 in September 2016. The 364 day committed facilities were agreed in August 2017. These facilities were undrawn at 31 December 2017. GSK considers this level of committed facilities to be adequate, given current liquidity requirements.
Amount held at European medium term note programme	£ 15,000,000,000
Notes issued at European medium term note programme	9,000,000,000
Notes issued under us shelf registration	£ 7,200,000,000				9.7
Description of maturity date of borrowings	GSK's borrowings mature at dates between 2018 and 2045.
Liquidity risk [member] | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Amount of borrowings repayable within one year	£ 2,800,000,000
Committed facilities during the period	1,900,000,000				2.5
Liquidity risk [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Committed facilities during the period	1,900,000,000
1% (100 basis points) increase in sterling interest rates [member]
Disclosure of detailed information about financial instruments [line items]
Impact on income through interest rate movements	24,000,000		3,000,000
External credit grades [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk	£ 500,000,000		£ 900,000,000
BBB/Baa [member]
Disclosure of detailed information about financial instruments [line items]
Bank balances and deposits held with counter parties | shares			388
BBB/Baa [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Bank balances and deposits held with counter parties | shares	80
BBB -/ Baa3 Rated [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Bank balances and deposits held with counter parties | shares	27
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of increase in interest rate	1.00%
Floating interest rate [member] | 1% (100 basis points) increase in sterling interest rates [member]
Disclosure of detailed information about financial instruments [line items]
Impact on income through interest rate movements	£ 5,000,000		£ 3,000,000
Top of range [member] | Credit risk [member] | Non USA [member]
Disclosure of detailed information about financial instruments [line items]
Maximum percentage of trade receivables balance held by major customer account	5.00%
Pharmaceuticals and Vaccines [member] | Credit risk [member] | USA [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of sales to three largest wholesalers	83.00%
Group trade receivables due from three largest US wholesalers	£ 1,265,000,000		£ 1,323,000,000
US commercial paper program [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Short-term finance at commercial paper programme	£ 7,400,000,000				$ 10.0
ViiV healthcare [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of ownership interest in subsidiary	78.30%